UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-2653

Dreyfus Bond Funds, Inc
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Janette Farragher, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	8/31
Date of reporting period:	2/29/2012

1

FORM N-CSR

Item 1.      Reports to Stockholders.

2

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The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents
THE FUND
2	A Letter from the Chairman and CEO
3	Discussion of Fund Performance
6	Understanding Your Fund’s Expenses
6	Comparing Your Fund’s Expenses With Those of Other Funds
7	Statement of Investments
28	Statement of Assets and Liabilities
29	Statement of Operations
30	Statement of Changes in Net Assets
31	Financial Highlights
32	Notes to Financial Statements
41	Information About the Renewal of the Fund’s Management Agreement
FOR MORE INFORMATION
Back Cover

Dreyfus
Municipal Bond Fund

The Fund

A LETTER FROM THE CHAIRMAN AND CEO

Dear Shareholder:

We are pleased to present this semiannual report for Dreyfus Municipal Bond Fund, covering the six-month period from September 1, 2011, through February 29, 2012. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

Municipal bonds continued to benefit from positive supply-and-demand factors during the six-month reporting period, which enabled them to avoid some of the volatility affecting their taxable fixed-income counterparts as economic sentiment improved. The supply of newly issued tax-exempt bonds remained muted when issuers responded to political pressure by reducing spending and borrowing, while demand remained robust from individual and institutional investors seeking competitive after-tax yields in a low interest-rate environment. Consequently, municipal bonds produced higher total returns, on average, than most other fixed-income market sectors for the reporting period.

Our economic forecast calls for faster U.S. GDP growth in 2012 than in 2011, and we expect the United States to continue to post better economic data than most of the rest of the developed world.An aggressively accommodative monetary policy, pent-up demand in several industry groups and gradual improvement in housing prices appear likely to offset risks stemming from the ongoing European debt crisis and volatile energy prices. As always, we encourage you to talk with your financial adviser about how these developments may affect your investments.

Thank you for your continued confidence and support.

Jonathan R. Baum
Chairman and Chief Executive Officer
The Dreyfus Corporation
March 15, 2012

DISCUSSION OF FUND PERFORMANCE

For the period of September 1, 2011, through February 29, 2012, as provided by Daniel Marques and Daniel Rabasco, Primary Portfolio Managers

Fund and Market Performance Overview

For the six-month period ended February 29, 2012, Dreyfus Municipal Bond Fund produced a total return of 6.43%.1 In comparison, the Barclays Municipal Bond Index (the “Index”), the fund’s benchmark, produced a total return of 5.67%.2

Municipal bonds fared relatively well during the reporting period as long-term interest rates fell and a reduced supply of newly issued securities was met by robust investor demand.The fund’s return was higher than its benchmark, primarily due to an emphasis on bonds with 10- to 20-year maturities, which rallied as interest rates declined.

The Fund’s Investment Approach

The fund seeks to maximize current income exempt from federal income tax, to the extent consistent with the preservation of capital.

To pursue this goal, the fund normally invests substantially all of its net assets in municipal bonds that provide income exempt from federal income tax.The fund will invest at least 75% of its assets in municipal bonds rated A or better or the unrated equivalent as determined by Dreyfus.The fund may invest up to 25% of its assets in municipal bonds rated below A or the unrated equivalent as determined by Dreyfus, including bonds rated below investment-grade quality (“high yield” or “junk” bonds). The dollar-weighted average maturity of the fund’s portfolio is not restricted, but normally exceeds 10 years.

We focus on identifying undervalued sectors and securities and minimize the use of interest rate forecasting.The portfolio managers select municipal bonds for the fund’s portfolio by:

  Using fundamental credit analysis to estimate the relative value and attractiveness of various sectors and securities and to exploit pricing inefficiencies in the municipal bond market;

The Fund	3

DISCUSSION OF FUND PERFORMANCE (continued)

  Actively trading among various sectors, such as pre-refunded, general obligation, and revenue, based on their apparent relative values.The fund seeks to invest in several of these sectors.

Municipal Bonds Gained Value Amid Volatility

The reporting period began in the midst of heightened market turmoil sparked by several macroeconomic developments. These included an unprecedented downgrade of one agency’s credit-rating of long-term U.S. government debt, a sovereign debt crisis in Greece that threatened to spread to other members of the European Union and uncertainties regarding the strength and sustainability of the U.S. economic recovery. Sell-offs in stocks and higher yielding bonds were accompanied by a corresponding increase in demand for traditional safe havens, such as U.S. government securities. As a result, yields of longer-term bonds, including municipal securities, fell sharply and prices climbed.

Supply-and-demand forces also helped buoy municipal bond prices during the reporting period. New issuance volumes fell sharply in 2011 after a flood of new supply in late 2010, and political pressure also led to reduced spending and borrowing among most states and municipalities last year.Yet, investor demand remained robust from individual and institutional investors seeking competitive levels of tax-exempt income in a low interest rate environment.

Although many states and municipalities have continued to struggle to bridge future budget shortfalls, tax receipts generally have trended higher, and many governments have cut spending, helping to relieve fiscal pressures.

Yield Curve and Credit Selection Strategies Buoyed Results

The fund benefited during the reporting period from an emphasis on municipal bonds with maturities of 10 to 20 years, which, in our analysis, provided most of the yield of longer-term securities with less interest-rate risk.These credits occupied the “sweet spot” along the market’s maturity spectrum as interest rates fell during the reporting period. The fund achieved especially favorable results from general obligation bonds that had declined to depressed levels during the downturn of late 2010. In particular, bonds backed by the general taxation authority of California,

Illinois and New Jersey rebounded especially strongly when credit worries eased throughout 2011. The fund also benefited from overweighted exposure to A- and BBB-rated municipal bonds, which also advanced when investor sentiment improved.

Strength in these areas was partly offset by the fund’s exposure to highly rated revenue bonds, which offer defensive characteristics but lagged market averages during the reporting period. Positions in escrowed bonds, which typically feature lower yields and shorter maturities, also detracted mildly from the fund’s relative performance.

Adjusting to a Changing Market Environment

We expect the supply of newly issued municipal bonds to rise over the remainder of 2012. To prepare for this likely development, we have trimmed holdings at the lower end of the investment-grade spectrum. Instead, we have emphasized higher-quality revenue bonds with strong income characteristics, particularly those backed by revenues from essential services facilities.We also have reduced exposure to bonds with early redemption provisions over the next few years in favor of those with longer call dates. In our judgment, these strategies position the fund well for an environment of continued subpar economic growth.

March 15, 2012

Bond funds are subject generally to interest rate, credit, liquidity and market risks, to varying degrees, all of which are more fully described in the fund’s prospectus. Generally, all other factors being equal, bond prices are inversely related to interest-rate changes, and rate increases can cause price declines. High yield bonds involve increased credit and liquidity risk compared with investment grade bonds and are considered speculative in terms of the issuer’s ability to pay interest and repay principal on a timely basis.
1	Total return includes reinvestment of dividends and any capital gains paid. Past performance is no guarantee of future results. Share price, yield and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost. Income may be subject to state and local taxes, and some income may be subject to the federal alternative minimum tax
(AMT) for certain investors. Capital gains, if any, are fully taxable.
2	SOURCE: LIPPER INC. — Reflects reinvestment of dividends and, where applicable, capital gain distributions.The Barclays Municipal Bond Index is a widely accepted, unmanaged total return performance benchmark for the long-term, investment-grade, tax-exempt bond market.
Index returns do not reflect fees and expenses associated with operating a mutual fund. Investors cannot invest directly in any index.

The Fund	5

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Municipal Bond Fund from September 1, 2011 to February 29, 2012. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended February 29, 2012

Expenses paid per $1,000†	$3.85
Ending value (after expenses)	$1,064.30

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended February 29, 2012

Expenses paid per $1,000†	$3.77
Ending value (after expenses)	$1,021.13

† Expenses are equal to the fund’s annualized expense ratio of .75%, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

STATEMENT OF INVESTMENTS
February 29, 2012 (Unaudited)

Long-Term Municipal	Coupon	Maturity	Principal
Investments—97.8%	Rate (%)	Date	Amount ($)	Value ($)
Alabama—.8%
Jefferson County,
Limited Obligation
School Warrants	5.25	1/1/20	15,000,000	14,361,150
Alaska—.8%
Alaska Energy Authority,
Power Revenue (Bradley Lake
Hydroelectric Project)
(Insured; Assured Guaranty
Municipal Corp.)	6.00	7/1/17	5,730,000	6,956,163
Anchorage,
Electric Utility Revenue
(Insured; National Public
Finance Guarantee Corp.)	6.50	12/1/15	6,135,000	7,359,975
Arizona—1.5%
Mohave County Industrial
Development Authority,
Correctional Facilities
Contract Revenue (Mohave
Prison, LLC Expansion Project)	8.00	5/1/25	9,000,000	10,088,370
Pima County Industrial Development
Authority, Education Revenue
(American Charter Schools
Foundation Project)	5.63	7/1/38	6,750,000	6,024,780
Pima County Industrial Development
Authority, IDR (Tucson Electric
Power Company Project)	5.75	9/1/29	4,815,000	5,035,431
Pima County Industrial Development
Authority, IDR (Tucson Electric
Power Company Project)	5.25	10/1/40	4,185,000	4,295,358
California—13.0%
California,
Economic Recovery Bonds	5.00	7/1/20	11,000,000	13,477,310
California,
GO (Insured; AMBAC)	6.00	4/1/17	6,080,000	7,551,421
California,
GO (Various Purpose)	5.63	4/1/25	3,500,000	4,145,960
California,
GO (Various Purpose)	5.75	4/1/31	18,325,000	21,387,291
California,
GO (Various Purpose)	6.50	4/1/33	15,000,000	18,475,050

The Fund	7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
California (continued)
California,
GO (Various Purpose)	6.00	11/1/35	14,000,000		16,475,480
California Department of Veterans
Affairs, Home Purchase Revenue	5.00	12/1/42	8,000,000		8,102,320
California Department of
Water Resources,
Water System Revenue
(Central Valley Project)	5.00	12/1/27	17,350,000		20,370,115
California Educational Facilities
Authority, Revenue (University
of Southern California)	5.25	10/1/38	4,000,000		4,570,320
California Public Works Board,
LR (Department of Mental
Health) (Coalinga State Hospital)	5.13	6/1/29	2,500,000		2,549,925
California Statewide Communities
Development Authority, Revenue
(Inland Regional Center Project)	5.38	12/1/37	10,325,000		10,217,517
California Statewide Communities
Development Authority, Revenue
(Sutter Health)	5.50	8/15/26	5,000,000		5,958,800
Chula Vista,
IDR (San Diego Gas and
Electric Company)	5.50	12/1/21	11,725,000		12,590,070
Chula Vista,
IDR (San Diego Gas and
Electric Company)	5.88	2/15/34	5,000,000		5,770,350
Coast Community College District,
GO (Insured; Assured Guaranty
Municipal Corp.)	0/5.00	8/1/29	15,000,000	[a]	14,440,500
Golden State Tobacco
Securitization Corporation,
Enhanced Tobacco
Settlement Asset-Backed
Bonds (Prerefunded)	5.50	6/1/13	8,495,000	[b]	9,052,017
Golden State Tobacco
Securitization Corporation,
Tobacco Settlement
Asset-Backed Bonds	4.50	6/1/27	9,690,000		8,129,716
Modesto Irrigation District,
Electric System Revenue	5.00	7/1/21	3,515,000		4,236,243

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
California (continued)
Sacramento County,
Airport System Senior Revenue	5.75	7/1/39	10,260,000		11,295,131
San Francisco City and County
Airport Commission, Second
Series Revenue (San Francisco
International Airport) (Issue
34E) (Insured; Assured
Guaranty Municipal Corp.)	5.75	5/1/22	7,000,000		8,163,610
San Francisco City and County
Public Utilities Commission,
San Francisco Water Revenue	5.50	11/1/30	13,555,000		16,279,962
Colorado—1.3%
Colorado Health Facilities
Authority, Revenue (Sisters of
Charity of Leavenworth
Health System)	5.25	1/1/25	4,000,000		4,653,200
Colorado Springs,
Utilities System Revenue	5.00	11/15/23	2,955,000		3,641,387
E-470 Public Highway Authority,
Senior Revenue (Insured;
National Public Finance
Guarantee Corp.)	0.00	9/1/20	6,740,000	[c]	4,591,221
University of Colorado Hospital
Authority, Revenue	5.00	11/15/37	4,000,000		4,098,040
University of Colorado Regents,
University Enterprise Revenue	5.25	6/1/36	5,000,000		5,787,050
Delaware—.4%
Delaware Transportation Authority,
Transportation System
Senior Revenue	5.00	7/1/26	6,245,000		7,313,082
Florida—6.4%
Broward County,
Port Facilities Revenue	5.00	9/1/22	6,000,000		6,568,920
Citizens Property Insurance
Corporation, Coastal Account
Senior Secured Revenue	5.00	6/1/20	7,000,000		7,950,390
Citizens Property Insurance
Corporation, High-Risk Account
Senior Secured Revenue	5.25	6/1/17	10,000,000		11,483,600

The Fund	9

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
Florida (continued)
Citizens Property Insurance
Corporation, High-Risk Account
Senior Secured Revenue	5.50	6/1/17	6,000,000		6,964,140
Florida Board of Education,
Public Education Capital
Outlay Bonds	5.00	6/1/18	5,420,000		6,668,226
Florida Housing Finance
Corporation, Homeowner
Mortgage Revenue
(Collateralized: FHLMC,
FNMA and GNMA)	5.10	7/1/31	2,825,000		2,831,441
Florida Municipal Power Agency,
Revenue (Saint Lucie Project)	5.00	10/1/20	4,065,000		4,829,464
Highlands County Health Facilities
Authority, HR (Adventist
Health System/Sunbelt
Obligated Group) (Prerefunded)	5.25	11/15/16	265,000	[b]	321,230
Miami-Dade County,
Aviation Revenue (Miami
International Airport)	5.38	10/1/35	5,000,000		5,574,250
Miami-Dade County,
Water and Sewer System Revenue	5.00	10/1/34	5,000,000		5,515,000
Miami-Dade County,
Water and Sewer System
Revenue (Insured; National
Public Finance Guarantee Corp.)	5.00	10/1/26	5,000,000		5,533,950
Orlando Utilities Commission,
Water and Electric Revenue	6.75	10/1/17	13,995,000		16,377,229
Orlando-Orange County Expressway
Authority, Revenue	5.00	7/1/35	7,000,000		7,602,980
Saint Johns County Industrial
Development Authority, Revenue
(Presbyterian Retirement
Communities Project)	5.88	8/1/40	5,000,000		5,331,100
Tampa,
Utility Tax and Special
Revenue (Insured; AMBAC)	5.75	10/1/13	9,100,000		9,822,267

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
Florida (continued)
Tampa Bay Water Regional Water
Supply Authority, Utility
System Improvement Revenue
(Insured; National Public
Finance Guarantee Corp.)	6.00	10/1/29	5,000,000		6,859,450
Georgia—4.8%
Atlanta,
Airport General Revenue	5.00	1/1/28	5,000,000		5,421,250
Atlanta,
Water and Wastewater Revenue	5.00	11/1/14	5,000,000		5,554,050
Atlanta,
Water and Wastewater Revenue	6.00	11/1/26	10,000,000		12,013,000
Atlanta,
Water and Wastewater Revenue
(Insured; Assured Guaranty
Municipal Corp.)	5.25	11/1/34	5,500,000		6,120,895
DeKalb County,
Water and Sewerage Revenue	5.25	10/1/25	8,590,000		10,966,080
DeKalb County Hospital
Authority, RAC (DeKalb
Medical Center, Inc. Project)	6.00	9/1/30	13,000,000		14,467,440
Milledgeville and Baldwin County
Development Authority,
Revenue (Georgia College
and State University
Foundation Property III, LLC
Student Housing System
Project) (Prerefunded)	5.63	9/1/14	5,100,000	[b]	5,826,750
Municipal Electric Authority of
Georgia, GO (Project One
Subordinated Bonds)	5.75	1/1/20	5,000,000		6,099,300
Municipal Electric Authority of
Georgia, GO (Project One
Subordinated Bonds)	5.00	1/1/21	9,705,000		11,759,548
Thomasville Hospital Authority,
RAC (John D. Archbold Memorial
Hospital, Inc. Project)	5.13	11/1/30	3,500,000		3,744,895

The Fund	11

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
Idaho—.8%
Idaho Housing Agency,
MFHR	6.70	7/1/24	5,930,000		5,941,208
Power County Industrial
Development Corporation, SWDR
(FMC Corporation Project)	6.45	8/1/32	7,625,000		7,634,607
Illinois—6.0%
Chicago,
General Airport Third Lien
Revenue (Chicago O’Hare
International Airport)
(Insured; AMBAC)	5.00	1/1/19	5,175,000		5,750,874
Chicago,
General Airport Third Lien
Revenue (Chicago O’Hare
International Airport)
(Insured; National Public
Finance Guarantee Corp.)	5.25	1/1/23	21,370,000		23,388,610
Chicago,
GO (Insured; Assured Guaranty
Municipal Corp.)	5.00	1/1/18	10,000,000		11,246,900
Chicago Board of Education,
Unlimited Tax GO
(Dedicated Revenues)	5.25	12/1/25	15,000,000		16,851,150
Illinois Finance Authority,
Revenue (Central DuPage Health)	5.50	11/1/39	3,500,000		3,823,155
Illinois Finance Authority,
Revenue (Northwestern Memorial
Hospital) (Prerefunded)	5.50	8/15/14	22,310,000	[b]	25,051,453
Illinois Finance Authority,
Revenue (Sherman
Health Systems)	5.50	8/1/37	2,500,000		2,541,425
Railsplitter Tobacco Settlement
Authority, Tobacco
Settlement Revenue	5.00	6/1/16	7,275,000		8,206,855
Railsplitter Tobacco Settlement
Authority, Tobacco
Settlement Revenue	5.50	6/1/23	5,500,000		6,346,505

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)
Indiana—.5%
Indianapolis Local Public
Improvement Bond Bank, Revenue
(Indianapolis Airport Authority
Project) (Insured; AMBAC)	5.00	1/1/36	8,900,000	9,088,947
Kansas—1.1%
Kansas Development Finance
Authority, Revenue (Lifespace
Communities, Inc.)	5.00	5/15/30	5,000,000	5,252,000
Wyandotte County Kansas City
Unified Government,
Utility System Revenue
(Insured; AMBAC)	5.60	9/1/23	12,010,000	13,819,307
Kentucky—.9%
Mount Sterling,
LR (Kentucky League of Cities
Funding Trust Program)	6.10	3/1/18	7,955,000	9,019,538
Ohio County,
PCR (Big Rivers Electric
Corporation Project)	6.00	7/15/31	6,500,000	6,934,070
Louisiana—1.7%
Louisiana Local Government
Environmental Facilities and
Community Development
Authority, Revenue (Westlake
Chemical Corporation Projects)	6.75	11/1/32	2,000,000	2,198,760
Louisiana Public Facilities
Authority, Revenue (CHRISTUS
Health Obligated Group)	6.00	7/1/29	6,500,000	7,473,050
Louisiana State University
Board of Supervisors and
Agricultural and Mechanical
College, Auxiliary Revenue	5.00	7/1/29	12,820,000	14,312,761
New Orleans Aviation Board,
Gulf Opportunity Zone
Customer Facility Charge
Revenue (Consolidated
Rental Car Project)	6.25	1/1/30	5,000,000	5,526,850

The Fund	13

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)
Maine—.3%
Maine Health and Higher
Educational Facilities Authority,
Revenue (MaineGeneral
Medical Center Issue)	7.50	7/1/32	5,000,000	5,769,650
Maryland—.7%
Maryland,
GO (State and Local
Facilities Loan)	5.00	8/1/21	7,500,000	9,222,975
Maryland Economic Development
Corporation, EDR (Transportation
Facilities Project)	5.75	6/1/35	2,500,000	2,644,400
Massachusetts—3.3%
Massachusetts,
Consolidated Loan (Insured;
Assured Guaranty Municipal Corp.)	5.25	8/1/24	12,000,000	14,395,800
Massachusetts Department of
Transportation, Metropolitan
Highway System Senior Revenue	5.00	1/1/27	11,000,000	12,302,070
Massachusetts Development Finance
Agency, Revenue (Tufts Medical
Center Issue)	6.25	1/1/27	5,000,000	5,712,300
Massachusetts Health and
Educational Facilities
Authority, Revenue
(Northeastern University Issue)	5.00	10/1/30	3,000,000	3,375,060
Massachusetts Housing Finance
Agency, Housing Revenue	5.30	6/1/49	6,065,000	6,199,097
Massachusetts School Building
Authority, Senior Dedicated
Sales Tax Revenue	5.00	10/15/35	5,000,000	5,729,350
University of Massachusetts
Building Authority, Revenue
(Insured; AMBAC)	5.00	11/1/17	7,540,000	8,566,194
Michigan—2.9%
Detroit,
Sewage Disposal System Senior
Lien Revenue (Insured; Assured
Guaranty Municipal Corp.)	7.00	7/1/27	8,000,000	9,882,480
Detroit,
Water Supply System Senior
Lien Revenue	5.00	7/1/31	5,000,000	5,237,200

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)
Michigan (continued)
Kent Hospital Finance Authority,
Revenue (Spectrum
Health System)	5.50	11/15/25	7,710,000	9,197,567
Michigan Building Authority,
Revenue (Facilities Program)	5.00	10/15/24	2,500,000	2,928,100
Michigan Hospital Finance
Authority, HR (Henry Ford
Health System)	5.63	11/15/29	5,000,000	5,567,550
Michigan Hospital Finance
Authority, Revenue
(McLaren Health Care)	5.63	5/15/28	4,575,000	5,050,114
Michigan Strategic Fund,
LOR (The Dow Chemical
Company Project)	6.25	6/1/14	6,500,000	7,206,875
Michigan Strategic Fund,
SWDR (Genesee Power
Station Project)	7.50	1/1/21	5,005,000	4,881,026
Mississippi—.2%
Mississippi Home Corporation,
SFMR (Collateralized:
FNMA and GNMA)	6.25	12/1/32	2,760,000	2,947,735
Missouri—.9%
Missouri Highways and
Transportation Commission,
Second Lien State Road Revenue	5.00	5/1/16	2,915,000	3,450,369
Missouri Highways and
Transportation Commission,
Second Lien State Road Revenue	5.25	5/1/22	10,000,000	11,987,800
Nebraska—1.2%
Omaha Public Power District,
Electric Revenue	5.50	2/1/14	19,735,000	21,017,775
Nevada—.8%
Clark County,
Airport System Subordinate
Lien Revenue (Insured; Assured
Guaranty Municipal Corp.)	5.00	7/1/26	5,000,000	5,553,250
Clark County,
Passenger Facility Charge
Revenue (Las Vegas-McCarran
International Airport)	5.00	7/1/30	7,000,000	7,586,740

The Fund	15

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
New Jersey—5.1%
Camden County Improvement
Authority, Health Care
Redevelopment Project Revenue
(The Cooper Health System
Obligated Group Issue)	5.25	2/15/20	9,505,000		10,031,387
New Jersey Economic Development
Authority, Cigarette Tax Revenue	5.50	6/15/24	11,120,000		11,182,383
New Jersey Economic Development
Authority, School Facilities
Construction Revenue	5.75	9/1/23	7,400,000		9,130,342
New Jersey Higher Education
Student Assistance Authority,
Student Loan Revenue
(Insured; Assured Guaranty
Municipal Corp.)	6.13	6/1/30	10,000,000		10,890,800
New Jersey Transportation
Trust Fund Authority
(Transportation System)	5.75	6/15/18	7,750,000		9,603,335
New Jersey Transportation
Trust Fund Authority
(Transportation System)	5.50	6/15/31	5,000,000		5,876,250
New Jersey Transportation Trust
Fund Authority (Transportation
System) (Insured; National
Public Finance Guarantee Corp.)	5.25	12/15/18	5,000,000		5,651,600
Tobacco Settlement Financing
Corporation of New Jersey,
Tobacco Settlement
Asset-Backed Bonds	4.50	6/1/23	4,950,000		4,669,286
Tobacco Settlement Financing
Corporation of New Jersey,
Tobacco Settlement
Asset-Backed Bonds	4.63	6/1/26	5,780,000		5,096,053
Tobacco Settlement Financing
Corporation of New Jersey,
Tobacco Settlement Asset-Backed
Bonds (Prerefunded)	6.75	6/1/13	3,000,000	[b]	3,245,550
Tobacco Settlement Financing
Corporation of New Jersey,
Tobacco Settlement Asset-Backed
Bonds (Prerefunded)	7.00	6/1/13	12,065,000	[b]	13,088,715

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
New Mexico—.5%
New Mexico Finance Authority,
State Transportation Senior
Lien Revenue (Insured;
National Public Finance
Guarantee Corp.) (Prerefunded)	5.25	6/15/14	8,000,000	[b]	8,914,320
New York—13.0%
Austin Trust
(Port Authority of New York
and New Jersey, Consolidated
Bonds, 151st Series)	6.00	9/15/28	25,000,000	[d,e]	29,835,250
Long Island Power Authority,
Electric System General Revenue	6.00	5/1/33	9,000,000		10,631,610
Long Island Power Authority,
Electric System General
Revenue (Insured; Assured
Guaranty Municipal Corp.)	5.50	12/1/13	25,860,000		28,168,522
Metropolitan Transportation
Authority, State Service
Contract Revenue	5.75	1/1/18	17,025,000		20,996,251
Metropolitan
Transportation Authority,
Transportation Revenue	5.00	11/15/31	8,250,000		8,773,545
New York City,
GO	5.00	10/1/36	11,505,000		12,905,158
New York City Health and
Hospitals Corporation,
Health System Revenue	5.00	2/15/25	14,625,000		16,754,985
New York City Industrial
Development Agency, Liberty
Revenue (7 World Trade
Center Project)	6.25	3/1/15	1,750,000		1,754,620
New York City Industrial
Development Agency, Special
Facility Revenue (American
Airlines, Inc. John F. Kennedy
International Airport Project)	8.00	8/1/28	7,450,000	[f]	7,065,431
New York City Municipal Water
Finance Authority, Water and
Sewer System Second General
Resolution Revenue	5.00	6/15/34	7,500,000		8,433,150

The Fund	17

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)
New York (continued)
New York City Transitional Finance
Authority, Future Tax Secured
Subordinate Revenue	5.00	2/1/35	15,055,000	16,987,761
New York Liberty Development
Corporation, Liberty Revenue
(4 World Trade Center Project)	5.00	11/15/31	5,000,000	5,541,000
New York State Dormitory
Authority, Revenue (New York
University) (Insured; National
Public Finance Guarantee Corp.)	5.75	7/1/27	9,500,000	12,458,680
New York State Dormitory
Authority, Revenue (Orange
Regional Medical Center
Obligated Group)	6.13	12/1/29	5,000,000	5,178,700
New York State Dormitory
Authority, Revenue (Orange
Regional Medical Center
Obligated Group)	6.25	12/1/37	6,500,000	6,702,930
New York State Dormitory
Authority, State Personal
Income Tax Revenue
(General Purpose)	5.00	3/15/20	6,775,000	8,421,054
New York State Thruway Authority,
Second General Highway and
Bridge Trust Fund Bonds
(Insured; National Public
Finance Guarantee Corp.)	5.00	4/1/17	8,090,000	9,306,736
New York State Urban Develpoment
Corporation, State Personal
Income Tax Revenue
(General Purpose)	5.00	3/15/17	5,000,000	6,014,500
Port Authority of New York and
New Jersey (Consolidated Bonds,
141th Series) (Insured; AMBAC)	5.00	9/1/17	6,535,000	7,383,047
North Carolina—.9%
North Carolina,
Limited Obligation Bonds	5.00	11/1/18	12,000,000	14,855,400
Ohio—.3%
Butler County,
Hospital Facilities
Revenue (UC Health)	5.50	11/1/40	5,000,000	5,269,100

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)
Oregon—.5%
Oregon,
GO (State Property—
Various Projects)	5.00	5/1/20	2,000,000	2,524,000
Oregon Department of
Administrative Services, Lottery
Revenue (Insured; Assured
Guaranty Municipal Corp.)	5.00	4/1/26	5,000,000	5,645,500
Pennsylvania—1.9%
Allegheny County Port Authority,
Special Transportation Revenue	5.25	3/1/22	5,000,000	5,962,100
Delaware County Industrial
Development Authority, Charter
School Revenue (Chester
Community Charter
School Project)	5.25	8/15/30	3,465,000	3,206,338
Geisinger Authority,
Health System Revenue
(Geisinger Health System)	5.25	6/1/39	11,750,000	12,762,615
Pennsylvania Turnpike Commission,
Turnpike Revenue	5.00	12/1/24	5,000,000	5,787,900
Philadelphia School District,
GO	5.25	9/1/23	5,000,000	5,689,350
South Carolina—2.5%
Columbia,
Waterworks and Sewer
System Revenue	5.00	2/1/36	8,000,000	9,013,840
Greenville County School District,
Installment Purchase Revenue
(Building Equity Sooner
for Tomorrow)	5.00	12/1/23	15,000,000	17,025,450
Piedmont Municipal Power Agency,
Electric Revenue	5.00	1/1/20	5,340,000	6,299,384
South Carolina Public Service
Authority, Revenue Obligations
(Santee Cooper)	5.00	12/1/36	10,000,000	11,181,900
Tennessee—.4%
Johnson City Health and
Educational Facilities
Board, HR (Mountain
States Health Alliance)	6.00	7/1/38	5,000,000	5,489,000

The Fund	19

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)
Tennessee (continued)
Memphis-Shelby County
Airport Authority, Special
Facilities Revenue (Federal
Express Corporation)	5.05	9/1/12	2,000,000	2,040,520
Texas—11.3%
Austin,
Water and Wastewater
System Revenue	5.00	11/15/27	10,000,000	11,671,400
Cities of Dallas and Fort Worth,
Dallas/Fort Worth
International Airport, Joint
Improvement Revenue (Insured;
National Public Finance
Guarantee Corp.)	5.75	11/1/14	9,750,000	9,792,510
Cities of Dallas and Fort Worth,
Dallas/Fort Worth
International Airport, Joint
Improvement Revenue (Insured;
National Public Finance
Guarantee Corp.)	5.75	11/1/15	6,465,000	6,492,606
Dallas-Fort Worth International
Airport Facility Improvement
Corporation, Revenue
(Learjet Inc. Project)	6.15	1/1/16	5,865,000	5,873,035
Frisco Independent School
District, Unlimited Tax Bonds
(Permanent School Fund
Guarantee Program)	5.00	8/15/30	10,000,000	11,849,300
Harris County Cultural Education
Facilities Finance
Corporation, HR (Texas
Children’s Hospital Project)	5.25	10/1/29	4,000,000	4,567,320
Harris County Health Facilities
Development Corporation,
HR (Memorial Hermann
Healthcare System)	7.25	12/1/35	7,000,000	8,378,020
Houston,
Airport System Subordinate
Lien Revenue	5.00	7/1/17	7,500,000	8,607,150

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)
Texas (continued)
Houston,
Combined Utility System First
Lien Revenue (Insured; Assured
Guaranty Municipal Corp.)	5.25	5/15/21	18,075,000	19,801,886
Laredo,
Waterworks and Sewer
System Revenue	5.25	3/1/30	10,950,000	12,396,166
Lewisville Independent School
District, Unlimited Tax School
Building Bonds	5.00	8/15/28	10,000,000	11,780,300
North Texas Tollway Authority,
First Tier System Revenue
(Insured; Assured Guaranty
Municipal Corp.)	5.75	1/1/40	15,000,000	16,563,450
North Texas Tollway Authority,
Second Tier System Revenue	5.75	1/1/38	10,000,000	10,786,600
San Antonio,
Water System Revenue	5.00	5/15/32	10,445,000	11,942,709
Tarrant County Health Facilities
Development Corporation,
Health Resources System
Revenue (Insured; National
Public Finance Guarantee Corp.)	5.75	2/15/14	9,470,000	10,418,421
Texas Transportation Commission,
State Highway Fund First
Tier Revenue	5.00	4/1/26	20,000,000	23,446,000
Texas Turnpike Authority,
Central Texas Turnpike System
Revenue (Insured; AMBAC)	5.75	8/15/38	10,000,000	10,167,000
Utah—.2%
Metropolitan Water District of
Salt Lake and Sandy, Water
Revenue Project Bonds	5.00	7/1/37	3,000,000	3,442,140
Virginia—2.5%
Danville Industrial Development
Authority, HR (Danville
Regional Medical Center)
(Insured; AMBAC)	5.25	10/1/28	1,500,000	1,860,630

The Fund	21

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
Virginia (continued)
Tobacco Settlement Financing
Corporation, Tobacco
Settlement Asset-Backed
Bonds (Prerefunded)	5.50	6/1/15	10,000,000	[b]	10,961,200
Upper Occoquan Sewage Authority,
Regional Sewerage System
Revenue (Insured; National
Public Finance Guarantee Corp.)	5.15	7/1/20	5,210,000		6,376,727
Virginia Housing Development
Authority, Commonwealth
Mortgage Revenue	5.00	10/1/26	8,250,000		8,596,335
Virginia Housing Development
Authority, Commonwealth
Mortgage Revenue	6.25	7/1/31	13,470,000		15,135,296
Washington—3.2%
Bellevue,
Limited Tax GO (New City
Building) (Insured; National
Public Finance Guarantee Corp.)	5.50	12/1/39	10,520,000		11,750,209
Chelan County Public Utility
District Number 1,
Consolidated System Revenue	5.00	7/1/17	4,000,000		4,679,800
Energy Northwest,
Electric Revenue (Columbia
Generating Station)	5.00	7/1/23	10,060,000		11,568,296
Washington,
GO (Various Purpose)	5.00	7/1/18	5,000,000		6,161,450
Washington,
GO (Various Purpose)	5.00	2/1/28	10,000,000		12,005,200
Washington,
GO (Various Purpose)
(Insured; AMBAC)	5.00	7/1/16	7,315,000		8,407,495
West Virginia—.7%
West Virginia,
Infrastructure GO (Insured;
FGIC) (Prerefunded)	6.50	11/1/16	2,600,000	[b]	3,359,772

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
West Virginia (continued)
West Virginia School Building
Authority, Capital Improvement
Revenue (Insured; National
Public Finance Guarantee Corp.)	5.00	7/1/18	5,500,000		6,496,380
West Virginia State Building
Commission, Subordinate LR
(West Virginia Regional Jail
and Correctional Facility
Authority) (Insured; AMBAC)	5.38	7/1/21	2,505,000		2,781,402
Wisconsin—.6%
Wisconsin,
GO	4.00	5/1/15	5,000,000		5,553,750
Wisconsin Health and Educational
Facilities Authority, Revenue
(Aurora Health Care, Inc.)	5.50	4/15/29	5,000,000		5,594,900
U.S. Related—3.9%
Puerto Rico Commonwealth,
Public Improvement GO	5.00	7/1/16	5,000,000		5,532,500
Puerto Rico Commonwealth,
Public Improvement GO	6.00	7/1/39	5,000,000		5,505,000
Puerto Rico Commonwealth,
Public Improvement GO	6.50	7/1/40	5,000,000		5,874,150
Puerto Rico Electric Power
Authority, Power Revenue	5.50	7/1/38	10,000,000		10,610,600
Puerto Rico Electric Power
Authority, Power Revenue	5.25	7/1/40	5,000,000		5,256,250
Puerto Rico Infrastructure
Financing Authority, Special
Tax Revenue (Insured; AMBAC)	0.00	7/1/36	23,400,000	[c]	5,199,012
Puerto Rico Sales Tax Financing
Corporation, Sales Tax Revenue
(First Subordinate Series)	5.38	8/1/39	5,000,000		5,411,550
Puerto Rico Sales Tax Financing
Corporation, Sales Tax Revenue
(First Subordinate Series)	6.00	8/1/39	5,000,000		5,753,250

The Fund	23

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
U.S. Related (continued)
Puerto Rico Sales Tax Financing
Corporation, Sales Tax Revenue
(First Subordinate Series)	6.38	8/1/39	5,000,000		5,869,850
Puerto Rico Sales Tax Financing
Corporation, Sales Tax Revenue
(First Subordinate Series)	6.00	8/1/42	11,500,000		13,054,915
Total Long-Term Municipal Investments
(cost $1,539,341,633)					1,687,247,942

Short-Term Municipal
Investments—1.8%
California—1.1%
California,
GO Notes
(Kindergarten-University)
(LOC: California State
Teachers Retirement
System and Citibank NA)	0.15	3/1/12	4,100,000	[g]	4,100,000
California,
GO Notes
(Kindergarten-University)
(LOC; Citibank NA)	0.08	3/1/12	9,500,000	[g]	9,500,000
Irvine Assessment District Number
03-19, Limited Obligation
Improvement Bonds (LOC:
California State Teachers
Retirement System and
U.S. Bank NA)	0.12	3/1/12	3,000,000	[g]	3,000,000
Irvine Assessment District Number
89-10 (LOC: California State
Teachers Retirement System and
State Street Bank and Trust Co.)	0.13	3/1/12	1,000,000	[g]	1,000,000

Short-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
New York—.7%
New York City,
GO Notes (LOC; JPMorgan
Chase Bank)	0.09	3/1/12	2,000,000	[g]	2,000,000
New York City,
GO Notes (LOC; JPMorgan
Chase Bank)	0.14	3/1/12	3,600,000	[g]	3,600,000
New York City,
GO Notes (LOC; JPMorgan
Chase Bank)	0.14	3/1/12	7,000,000	[g]	7,000,000
Total Short-Term Municipal Investments
(cost $30,200,000)					30,200,000

Total Investments (cost $1,569,541,633)			99.6%		1,717,447,942
Cash and Receivables (Net)			.4%		7,314,460
Net Assets			100.0%		1,724,762,402

a Zero coupon until a specified date at which time the stated coupon rate becomes effective until maturity.
b These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.
c Security issued with a zero coupon. Income is recognized through the accretion of discount.
d Collateral for floating rate borrowings.
e Security exempt from registration under Rule 144A of the Securities Act of 1933.This security may be resold in transactions exempt from registration, normally to qualified institutional buyers.At February 29, 2012, this security was valued at $29,835,250 or 1.7% of net assets.
f Non-income producing—security in default.
g Variable rate demand note—rate shown is the interest rate in effect at February 29, 2012. Maturity date represents the next demand date, or the ultimate maturity date if earlier.

The Fund	25

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Summary of Abbreviations

ABAG	Association of Bay Area Governments	ACA	American Capital Access
AGC	ACE Guaranty Corporation	AGIC	Asset Guaranty Insurance Company
AMBAC	American Municipal Bond	ARRN	Adjustable Rate
	Assurance Corporation		Receipt Notes
BAN	Bond Anticipation Notes	BPA	Bond Purchase Agreement
CIFG	CDC Ixis Financial Guaranty	COP	Certificate of Participation
CP	Commercial Paper	DRIVERS	Derivative Inverse
Tax-Exempt Receipts
EDR	Economic Development	EIR	Environmental Improvement
	Revenue		Revenue
FGIC	Financial Guaranty	FHA	Federal Housing
	Insurance Company		Administration
FHLB	Federal Home	FHLMC	Federal Home Loan Mortgage
	Loan Bank		Corporation
FNMA	Federal National	GAN	Grant Anticipation Notes
Mortgage Association
GIC	Guaranteed Investment	GNMA	Government National Mortgage
	Contract		Association
GO	General Obligation	HR	Hospital Revenue
IDB	Industrial Development Board	IDC	Industrial Development Corporation
IDR	Industrial Development Revenue	LOC	Letter of Credit
LOR	Limited Obligation Revenue	LR	Lease Revenue
MERLOTS	Municipal Exempt Receipt	MFHR	Multi-Family Housing
	Liquidity Option Tender		Revenue
MFMR	Multi-Family Mortgage Revenue	PCR	Pollution Control Revenue
PILOT	Payment in Lieu of Taxes	P-FLOATS Puttable Floating Option
Tax-Exempt Receipts
PUTTERS	Puttable Tax-Exempt Receipts	RAC	Revenue Anticipation Certificates
RAN	Revenue Anticipation Notes	RAW	Revenue Anticipation Warrants
ROCS	Reset Options Certificates	RRR	Resources Recovery Revenue
SAAN	State Aid Anticipation Notes	SBPA	Standby Bond Purchase Agreement
SFHR	Single Family Housing Revenue	SFMR	Single Family Mortgage Revenue
SONYMA	State of New York Mortgage Agency	SWDR	Solid Waste Disposal Revenue
TAN	Tax Anticipation Notes	TAW	Tax Anticipation Warrants
TRAN	Tax and Revenue Anticipation Notes	XLCA	XL Capital Assurance

Summary of Combined Ratings (Unaudited)

Fitch	or	Moody’s	or	Standard & Poor’s	Value (%)†
AAA		Aaa		AAA	18.1
AA		Aa		AA	41.5
A		A		A	24.8
BBB		Baa		BBB	9.2
BB		Ba		BB	1.5
B		B		B	1.4
F1		MIG1/P1		SP1/A1	1.0
Not Rated[h]		Not Rated[h]		Not Rated[h]	2.5
					100.0

†	Based on total investments.
h	Securities which, while not rated by Fitch, Moody’s and Standard & Poor’s, have been determined by the Manager to be of comparable quality to those rated securities in which the fund may invest.
See notes to financial statements.

The Fund	27

STATEMENT OF ASSETS AND LIABILITIES
February 29, 2012 (Unaudited)

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments	1,569,541,633	1,717,447,942
Cash		10,259,836
Interest receivable		20,100,332
Receivable for shares of Common Stock subscribed		56,518
Prepaid expenses		31,498
		1,747,896,126
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(b)		926,543
Payable for floating rate notes issued—Note 4		12,500,000
Payable for investment securities purchased		8,997,080
Payable for shares of Common Stock redeemed		512,349
Interest and expense payable related to
floating rate notes issued—Note 4		46,012
Accrued expenses		151,740
		23,133,724
Net Assets ($)		1,724,762,402
Composition of Net Assets ($):
Paid-in capital		1,721,102,139
Accumulated undistributed investment income—net		221,602
Accumulated net realized gain (loss) on investments		(144,467,648)
Accumulated net unrealized appreciation
(depreciation) on investments		147,906,309
Net Assets ($)		1,724,762,402
Shares Outstanding
(600 million shares of $.001 par value Common Stock authorized)		146,935,786
Net Asset Value, offering and redemption price per share ($)		11.74

See notes to financial statements.

STATEMENT OF OPERATIONS
Six Months Ended February 29, 2012 (Unaudited)

Investment Income ($):
Interest Income	38,125,469
Expenses:
Management fee—Note 3(a)	5,001,356
Shareholder servicing costs—Note 3(b)	962,684
Directors’ fees and expenses—Note 3(c)	69,715
Interest and expense related to floating rate notes issued—Note 4	48,421
Custodian fees—Note 3(b)	47,322
Professional fees	43,742
Registration fees	16,618
Loan commitment fees—Note 2	10,086
Prospectus and shareholders’ reports	5,720
Miscellaneous	35,536
Total Expenses	6,241,200
Less—reduction in fees due to earnings credits—Note 3(b)	(265)
Net Expenses	6,240,935
Investment Income—Net	31,884,534
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	5,146,261
Net unrealized appreciation (depreciation) on investments	68,099,585
Net Realized and Unrealized Gain (Loss) on Investments	73,245,846
Net Increase in Net Assets Resulting from Operations	105,130,380

See notes to financial statements.

The Fund	29

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	February 29, 2012	Year Ended
	(Unaudited)	August 31, 2011
Operations ($):
Investment income—net	31,884,534	71,894,561
Net realized gain (loss) on investments	5,146,261	(28,018,125)
Net unrealized appreciation
(depreciation) on investments	68,099,585	(29,580,753)
Net Increase (Decrease) in Net Assets
Resulting from Operations	105,130,380	14,295,683
Dividends to Shareholders from ($):
Investment income—net	(31,662,932)	(71,474,403)
Capital Stock Transactions ($):
Net proceeds from shares sold	71,676,377	106,351,417
Dividends reinvested	21,936,264	49,413,066
Cost of shares redeemed	(102,724,186)	(254,747,288)
Increase (Decrease) in Net Assets
from Capital Stock Transactions	(9,111,545)	(98,982,805)
Total Increase (Decrease) in Net Assets	64,355,903	(156,161,525)
Net Assets ($):
Beginning of Period	1,660,406,499	1,816,568,024
End of Period	1,724,762,402	1,660,406,499
Undistributed investment income—net	221,602	—
Capital Share Transactions (Shares):
Shares sold	6,228,240	9,608,038
Shares issued for dividends reinvested	1,913,500	4,479,756
Shares redeemed	(8,964,807)	(23,206,797)
Net Increase (Decrease) in Shares Outstanding	(823,067)	(9,119,003)

See notes to financial statements.

FINANCIAL HIGHLIGHTS

The following table describes the performance for the fiscal periods indicated. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

Six Months Ended
February 29, 2012				Year Ended August 31,
(Unaudited)			2011	2010	2009	2008	2007
Per Share Data ($):
Net asset value,
beginning of period	11.24		11.58	11.01	11.19	11.50	11.86
Investment Operations:
Investment income—net[a]	.22		.48	.49	.52	.52	.51
Net realized and
unrealized gain
(loss) on investments	.50		(.35)	.57	(.18)	(.31)	(.36)
Total from
Investment Operations	.72		.13	1.06	.34	.21	.15
Distributions:
Dividends from
investment income—net	(.22)		(.47)	(.49)	(.52)	(.52)	(.51)
Net asset value,
end of period	11.74		11.24	11.58	11.01	11.19	11.50
Total Return (%)	6.43	[b]	1.30	9.86	3.44	1.74	1.21
Ratios/Supplemental
Data (%):
Ratio of total expenses
to average net assets	.75	[c]	.75	.74	.76	.80	.89
Ratio of net expenses
to average net assets	.75	[c]	.75	.74	.76	.80	.89
Ratio of interest and expense
related to floating rate
notes issued to
average net assets	.01	[c]	.01	.01	.03	.08	.16
Ratio of net investment
income to average
net assets	3.83	[c]	4.30	4.39	4.91	4.56	4.31
Portfolio Turnover Rate	10.39	[b]	24.24	19.86	23.28	37.04	40.26
Net Assets,
end of period
($ x 1,000)	1,724,762		1,660,406	1,816,568	1,756,991	1,843,865	1,957,630

a	Based on average shares outstanding at each month end.
b	Not annualized.
c	Annualized.
See notes to financial statements.

The Fund	31

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus Municipal Bond Fund (the “fund”) is the sole series comprising Dreyfus Bond Funds, Inc. (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified open-end management investment company. The fund’s investment objective is to seek as high a level of current income exempt from federal income tax as is consistent with the preservation of capital.The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser. MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Manager, is the distributor of the fund’s shares which are sold to the public without a sales charge.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions.Actual results could differ from those estimates.

The Company enters into contracts that contain a variety of indemnifications.The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value.This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements.These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued each business day by an independent pricing service (the “Service”) approved by the Board of Directors. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of

The Fund	33

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are carried at fair value as determined by the Service, based on methods which include consideration of: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. All of the preceding securities are categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by Dreyfus under the general supervision of the Board of Directors.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Directors. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized as Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized within Level 3 of the fair value hierarchy.

The following is a summary of the inputs used as of February 29, 2012 in valuing the fund’s investments:

		Level 2—Other	Level 3—
	Level 1—	Significant	Significant
	Unadjusted	Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Municipal Bonds	—	1,717,447,942	—	1,717,447,942

In May 2011, FASB issued Accounting Standards Update (“ASU”) No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in GAAP and International Financial Reporting Standards (“IFRS”)” (“ASU 2011-04”). ASU 2011-04 includes common requirements for measurement of and disclosure about fair value between GAAP and IFRS.ASU 2011-04 will require reporting entities to disclose the following information for fair value measurements categorized within Level 3 of the fair value hierarchy: quantitative information about the unobservable inputs used in the fair value measurement, the valuation processes used by the reporting entity and a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs and the interrelationships between those unobservable inputs. In addition,ASU 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements.The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. At this time, management is evaluating the implications of ASU 2011-04 and its impact on the financial statements.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis.

The Fund	35

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Interest income, adjusted for accretion of discount and amortization of premium on investments, is earned from settlement date and recognized on the accrual basis. Securities purchased or sold on a when-issued or delayed delivery basis may be settled a month or more after the trade date.

(c) Dividends to shareholders: It is the policy of the fund to declare dividends daily from investment income-net. Such dividends are paid monthly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(d) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, which can distribute tax exempt dividends, by complying with the applicable provisions of the Code, and to make distributions of income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended February 29, 2012, the fund did not have any liabilities for any uncertain tax positions.The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period, the fund did not incur any interest or penalties.

Each of the tax years in the three-year period ended August 31, 2011 remains subject to examination by the Internal Revenue Service and state taxing authorities.

Under the Regulated Investment Company Modernization Act of 2010 (the “2010 Act”), the fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 (“post-enactment losses”) for an unlimited period. Furthermore, post-enactment capital loss carryovers retain their character as either short-term or long-term capital losses rather than short-term as they were under previous statute.The 2010 Act requires post-enactment losses to be utilized before the utilization of losses incurred in taxable years prior to the effective date of the 2010 Act (“pre-enactment losses”).As a result of this ordering rule, pre-enactment losses may be more likely to expire unused.

The fund has an unused capital loss carryover of $118,832,803 available for federal income tax purposes to be applied against future net realized capital gains, if any, realized subsequent to August 31, 2011. If not applied, $49,698,815 of the carryover expires in fiscal 2012, $6,826,077 expires in fiscal 2016, $13,380,265 expires in fiscal 2017 and $48,927,646 expires in fiscal 2018.

The tax character of distributions paid to shareholders during the fiscal year ended August 31, 2011 was as follows: tax exempt income $71,251,980 and ordinary income $222,423.The tax character of current year distributions will be determined at the end of the current fiscal year.

NOTE 2—Bank Lines of Credit:

The fund participates with other Dreyfus-managed funds in a $225 million unsecured credit facility led by Citibank, N.A. and a $300 million unsecured credit facility provided by The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus (each, a “Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for each Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing. During the period ended February 29, 2012, the fund did not borrow under the Facilities.

The Fund	37

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

NOTE 3—Management Fee and Other Transactions with Affiliates:

(a) Pursuant to a management agreement with the Manager, the management fee is computed at the annual rate of .60% of the value of the fund’s average daily net assets and is payable monthly.

(b) Under the Shareholder Services Plan, the fund reimburses the Distributor an amount not to exceed an annual rate of .25% of the value of the fund’s average daily net assets for certain allocated expenses of providing personal services and/or maintaining shareholder accounts.The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts. During the period ended February 29, 2012, the fund was charged $503,800 pursuant to the Shareholder Services Plan.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of the Manager, under a transfer agency agreement for providing personnel and facilities to perform transfer agency services for the fund. During the period ended February 29, 2012, the fund was charged $233,828 pursuant to the transfer agency agreement, which is included in Shareholder servicing costs in the Statement of Operations.

The fund has arrangements with the custodian and cash management bank whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset custody and cash management fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

The fund compensates The Bank of New York Mellon under a cash management agreement for performing cash management services related to fund subscriptions and redemptions. During the period ended February 29, 2012, the fund was charged $21,618 pursuant to the cash management agreement, which is included in Shareholder servicing costs in the Statement of Operations. These fees were partially offset by earnings credits of $265.

The fund also compensates The Bank of New York Mellon under a custody agreement for providing custodial services for the fund. During the period ended February 29, 2012, the fund was charged $47,322 pursuant to the custody agreement.

During the period ended February 29, 2012, the fund was charged $3,209 for services performed by the Chief Compliance Officer and his staff.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $815,382, custodian fees $30,900, chief compliance officer fees $1,061 and transfer agency per account fees $79,200.

(c) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities, during the period ended February 29, 2012, amounted to $171,304,660 and $197,448,564, respectively.

Inverse Floater Securities: The fund participates in secondary inverse floater structures in which fixed-rate, tax-exempt municipal bonds are transferred to a trust.The trust subsequently issues two or more variable rate securities that are collateralized by the cash flows of the fixed-rate, tax-exempt municipal bonds. One or more of these variable rate securities pays interest based on a short-term floating rate set by a remarketing agent at predetermined intervals.A residual interest tax-exempt security is also created by the trust, which is transferred to the fund, and is paid interest based on the remaining cash flow of the trust, after payment of interest on the other securities and various expenses of the trust.

The fund accounts for the transfer of bonds to the trust as secured borrowings, with the securities transferred remaining in the fund’s investments, and the related floating rate certificate securities reflected as fund liabilities in the Statement of Assets and Liabilities.

The Fund	39

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The average amount of borrowings outstanding under the inverse floater structure during the period ended February 29, 2012, was approximately $12,500,000, with a related weighted average annualized interest rate of .78%.

At February 29, 2012, accumulated net unrealized appreciation on investments was $147,906,309, consisting of $152,064,157 gross unrealized appreciation and $4,157,848 gross unrealized depreciation.

At February 29, 2012, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

INFORMATION ABOUT THE RENEWAL OF THE

FUND’S MANAGEMENT AGREEMENT (Unaudited)

At a meeting of the fund’s Board of Directors held on November 7-8, 2011, the Board considered the renewal of the fund’s Management Agreement pursuant to which Dreyfus provides the fund with investment advisory and administrative services (the “Agreement”).The Board members, none of whom are “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund, were assisted in their review by independent legal counsel and met with counsel in executive session separate from Dreyfus representatives. In considering the renewal of the Agreement, the Board considered all factors that it believed to be relevant, including those discussed below.The Board did not identify any one factor as dispositive, and each Board member may have attributed different weights to the factors considered.

Analysis of Nature, Extent, and Quality of Services Provided to the Fund.The Board considered information previously provided to them in presentations from Dreyfus representatives regarding the nature, extent, and quality of the services provided to funds in the Dreyfus fund complex, and Dreyfus representatives confirmed that there had been no material changes in this information. Dreyfus provided the number of open accounts in the fund, the fund’s asset size and the allocation of fund assets among distribution channels. Dreyfus also had previously provided information regarding the diverse intermediary relationships and distribution channels of funds in the Dreyfus fund complex and Dreyfus’ corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each distribution channel, including the distribution channel(s) for the fund.

The Board also considered research support available to, and portfolio management capabilities of, the fund’s portfolio management personnel and that Dreyfus also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements.The Board also considered Dreyfus’ extensive administrative, accounting, and compliance infrastructures.

Comparative Analysis of the Fund’s Performance and Management Fee and Expense Ratio. The Board reviewed reports prepared by Lipper, Inc. (“Lipper”), an independent provider of investment com-

The Fund	41

INFORMATION ABOUT THE RENEWAL OF THE FUND’S
MANAGEMENT AGREEMENT (Unaudited) (continued)

pany data, which included information comparing (1) the fund’s performance with the performance of a group of comparable funds (the “Performance Group”) and with a broader group of funds (the “Performance Universe”), all for various periods ended September 30, 2011, and (2) the fund’s actual and contractual management fees and total expenses with those of a group of comparable funds (the “Expense Group”) and with a broader group of funds (the “Expense Universe”), the information for which was derived in part from fund financial statements available to Lipper as of September 30, 2011. Dreyfus previously had furnished the Board with a description of the methodology Lipper used to select the Performance Group and Performance Universe and the Expense Group and Expense Universe.

Dreyfus representatives stated that the usefulness of performance comparisons may be affected by a number of factors, including different investment limitations that may be applicable to the fund and comparison funds.They also noted that performance generally should be considered over longer periods of time, although it is possible that long-term performance can be adversely affected by even one period of significant underperformance so that a single investment decision or theme has the ability to affect disproportionately long-term performance.

The Board discussed the results of the comparisons and noted that the fund’s total return performance was below the Performance Group median and the Performance Universe median for the various time periods.

The Board also noted that the fund’s yield performance was variously at, above, or below the Performance Group median, and above the Performance Universe median, for the various time periods. Dreyfus also provided a comparison of the fund’s calendar year total returns to the returns of the fund’s Lipper category average.

The Board also reviewed the range of actual and contractual management fees and total expenses of the Expense Group and Expense Universe funds and discussed the results of the comparisons.They noted that the fund’s contractual management fee was above the Expense Group median, the fund’s actual management fee was above the Expense Group median and Expense Universe median, and the fund’s total expenses were above the Expense Group median and Expense Universe median.

The Board received a presentation from the fund’s portfolio managers, who described how the dramatic changes to the municipal bond market over the prior several years, evidenced by historically high priced volatility and liquidity challenges suggest an increased focus on downside risk in the fund’s portfolio.The portfolio managers also discussed the strategy implemented for the fund in 2009, quantitative risk management tools applied to overseeing the fund, the fund’s current structure to defend against interest rate volatility, and credit review policies and strategies that seek to mitigate credit risk.The portfolio managers also explained the fund’s performance relative to its duration structure, credit structure, and the market and economic environment.The Board noted the generally compressed spread among the returns of the Performance Group funds.The Board also noted the fund’s generally more competitive yield performance results and the fund’s income investment objective, and agreed to continue to closely monitor the implementation of portfolio strategy and its impact on relative return results.

Dreyfus representatives reviewed with the Board members the management or investment advisory fees paid to Dreyfus or its affiliates by funds in the same Lipper category as the fund, or by separate accounts and/or other types of client portfolios managed by Dreyfus or Standish considered to have similar investment strategies and policies as the fund (the “Similar Accounts”), and explained the nature of the Similar Accounts. Dreyfus representatives noted that neither Dreyfus nor Standish manages any separate accounts and/or other types of client portfolios considered to have similar investment strategies and policies as the fund.They discussed differences in fees paid and the relationship of the fees paid in light of any differences in the services provided and other relevant factors.The Board considered the relevance of the fee information provided for the Similar Accounts to evaluate the appropriateness and reasonableness of the fund’s management fee.

The Fund	43

INFORMATION ABOUT THE RENEWAL OF THE FUND’S
MANAGEMENT AGREEMENT (Unaudited) (continued)

Analysis of Profitability and Economies of Scale. Dreyfus representatives reviewed the expenses allocated and profit received by Dreyfus and the resulting profitability percentage for managing the fund, and the method used to determine the expenses and profit.The Board concluded that the profitability results were not unreasonable, given the services rendered and service levels provided by Dreyfus.The Board previously had been provided with information prepared by an independent consulting firm regarding Dreyfus’ approach to allocating costs to, and determining the profitability of, individual funds and the entire Dreyfus fund complex. The consulting firm also had analyzed where any economies of scale might emerge in connection with the management of a fund.

The Board’s counsel stated that the Board should consider the profitability analysis (1) as part of their evaluation of whether the fees under the Agreement bear a reasonable relationship to the mix of services provided by Dreyfus, including the nature, extent and quality of such services, and (2) in light of the relevant circumstances for the fund and the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders. Dreyfus representatives noted that a discussion of economies of scale is predicated on a fund having achieved a substantial size with increasing assets and that, if a fund’s assets had been stable or decreasing, the possibility that Dreyfus may have realized any economies of scale would be less. Dreyfus representatives also noted that, as a result of shared and allocated costs among funds in the Dreyfus fund complex, the extent of economies of scale could depend substantially on the level of assets in the complex as a whole, so that increases and decreases in complex-wide assets can affect potential economies of scale in a manner that is disproportionate to, or even in the opposite direction from, changes in the fund’s asset level.The Board also considered potential benefits to Dreyfus from acting as investment adviser and noted that there were no soft dollar arrangements in effect for trading the fund’s investments.

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to the renewal of the Agreement. Based on the discussions and considerations as described above, the Board concluded and determined as follows.

  The Board concluded that the nature, extent, and quality of the services provided by Dreyfus are adequate and appropriate.

  The Board agreed to closely monitor performance and determined to approve renewal of the Agreement only through May 31, 2012.

  The Board concluded that the fees paid to Dreyfus were reasonable in light of the considerations described above.

  The Board determined that the economies of scale which may accrue to Dreyfus and its affiliates in connection with the manage- ment of the fund had been adequately considered by Dreyfus in connection with the fee rate charged to the fund pursuant to the Management Agreement and that, to the extent in the future it were determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.

The Board considered these conclusions and determinations, along with information received on a routine and regular basis throughout the year. In addition, it should be noted that the Board’s consideration of the contractual fee arrangements for this fund had the benefit of a number of years of reviews of prior or similar agreements during which lengthy discussions took place between the Board and Dreyfus representatives. Certain aspects of the arrangements may receive greater scrutiny in some years than in others, and the Board’s conclusions may be based, in part, on their consideration of the same or similar arrangements in prior years. The Board determined that renewal of the Agreement through May 31, 2012 was in the best interests of the fund and its shareholders.

The Fund	45

Item 2.      Code of Ethics.

                  Not applicable.

Item 3.      Audit Committee Financial Expert.

                  Not applicable.

Item 4.      Principal Accountant Fees and Services.

                  Not applicable.

Item 5.      Audit Committee of Listed Registrants.

                  Not applicable.

Item 6.      Investments.

(a)              Not applicable.

Item 7.      Disclosure of Proxy Voting Policies and Procedures for Closed-End Management      Investment Companies.

                  Not applicable.

Item 8.      Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.      Purchases of Equity Securities by Closed-End Management Investment Companies and        Affiliated Purchasers.

                  Not applicable.  [CLOSED END FUNDS ONLY]

Item 10.    Submission of Matters to a Vote of Security Holders.

                  There have been no material changes to the procedures applicable to Item 10.

Item 11.    Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

3

Item 12.    Exhibits.

(a)(1)   Not applicable.

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3)   Not applicable.

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

4

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Bond Funds, Inc.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak, President
Date:	April 23, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak, President
Date:	April 23, 2012

By: /s/ James Windels
James Windels, Treasurer
Date:	April 23, 2012

5

EXHIBIT INDEX

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.  (EX-99.906CERT)